Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders’ Equity (Capital Deficiency) (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income (loss)	Accumulated deficit	Redeemable Convertible Preferred Shares Convertible Preferred Shares A	Redeemable Convertible Preferred Shares Convertible Preferred Shares B	Redeemable Convertible Preferred Shares Convertible Preferred Shares C	Redeemable Convertible Preferred Shares Convertible Preferred Shares D	Total
Balance at Dec. 31, 2023		$ 320	$ 35,134	$ (515)	$ (171,830)	$ 15,686	$ 2,292	$ 8,967	$ 43,592	$ (136,891)
Balance (in Shares) at Dec. 31, 2023		5,276,184				2,192,611	333,366	590,059	1,587,881
Exercise of options and warrants		$ 12	443							455
Exercise of options and warrants (in Shares)		196,851
Conversion of preferred shares to Ordinary Shares prior IPO		$ 1	295						$ (296)	296
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)		10,599							(10,599)
Issuance of Ordinary Shares following initial public offering, net of offering costs			66,335							66,335
Issuance of Ordinary Shares following initial public offering, net of offering costs (in Shares)		4,411,765
Classification of warrants to equity			28,225							28,225
Conversion of CLAs to Ordinary Shares		$ 246	69,324							69,570
Conversion of CLAs to Ordinary Shares (in Shares)		4,092,330
Conversion of preferred shares to Ordinary Shares following the IPO		$ 286	69,955			$ (15,686)	$ (2,292)	$ (8,967)	$ (43,296)	70,241
Conversion of preferred shares to Ordinary Shares following the IPO (in Shares)		4,693,318				(2,192,611)	(333,366)	(590,059)	(1,577,282)
Other comprehensive loss				(1,857)						(1,857)
Share-based compensation			3,324							3,324
Net loss					(36,334)					(36,334)
Balance at Jun. 30, 2024		$ 865	273,035	(2,372)	(208,164)					63,364
Balance (in Shares) at Jun. 30, 2024		18,681,047
Balance at Mar. 31, 2024		$ 320	37,294	(6,488)	(185,077)	$ 15,686	$ 2,292	$ 8,967	$ 43,592	(153,951)
Balance (in Shares) at Mar. 31, 2024		5,277,268				2,192,611	333,366	590,059	1,587,881
Exercise of options and warrants		$ 12	443							455
Exercise of options and warrants (in Shares)		195,767
Conversion of preferred shares to Ordinary Shares prior IPO		$ 1	295						$ (296)	296
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)		10,599							(10,599)
Issuance of Ordinary Shares following initial public offering, net of offering costs			66,335							66,335
Issuance of Ordinary Shares following initial public offering, net of offering costs (in Shares)		4,411,765
Classification of warrants to equity			28,225							28,225
Conversion of CLAs to Ordinary Shares		$ 246	69,324							69,570
Conversion of CLAs to Ordinary Shares (in Shares)		4,092,330
Conversion of preferred shares to Ordinary Shares following the IPO		$ 286	69,955			$ (15,686)	$ (2,292)	$ (8,967)	$ (43,296)	70,241
Conversion of preferred shares to Ordinary Shares following the IPO (in Shares)		4,693,318				(2,192,611)	(333,366)	(590,059)	(1,577,282)
Other comprehensive loss				4,116						4,116
Share-based compensation			1,164							1,164
Net loss					(23,087)					(23,087)
Balance at Jun. 30, 2024		$ 865	273,035	(2,372)	(208,164)					63,364
Balance (in Shares) at Jun. 30, 2024		18,681,047
Balance at Dec. 31, 2024		$ 865	275,390	(2,913)	(225,012)					48,330
Balance (in Shares) at Dec. 31, 2024		18,720,287
Exercise of options and warrants	[1]
Exercise of options and warrants (in Shares)		22,850
Other comprehensive loss				(10,493)						(10,493)
Share-based compensation			1,537							1,537
Net loss					(21,514)					(21,514)
Balance at Jun. 30, 2025		$ 865	276,927	(13,406)	(246,526)					17,860
Balance (in Shares) at Jun. 30, 2025		18,743,137
Balance at Mar. 31, 2025		$ 865	276,288	(2,459)	(235,790)					38,904
Balance (in Shares) at Mar. 31, 2025		18,733,937
Exercise of options and warrants	[1]
Exercise of options and warrants (in Shares)		9,200
Other comprehensive loss				(10,947)						(10,947)
Share-based compensation			639							639
Net loss					(10,736)					(10,736)
Balance at Jun. 30, 2025		$ 865	$ 276,927	$ (13,406)	$ (246,526)					$ 17,860
Balance (in Shares) at Jun. 30, 2025		18,743,137

[1]	Less than $1 thousands